Organization and Reorganization - Balance sheet of the group's vie's (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 16,845	¥ 109,916	$ 29,720	¥ 193,920	¥ 578,558	¥ 66,695
Prepayments and other current assets	9,173	59,856		193,782
Total current assets	47,723	311,401		531,384
Non-current assets:
Property, equipment and software, net	875	5,708		20,360
Operating lease right-of-use assets, net	1,655	10,801
Long-term investments	1,371	8,949		7,874
Total non-current assets	24,981	163,006		35,811
TOTAL ASSETS	72,704	474,407		567,195
Current liabilities:
Accounts payable	3,340	21,794		5,825
Advance from customers	3,290	21,466		4,805
Salary and welfare benefits payable	8,888	57,996		68,025
Other taxes payable	3,524	22,992		22,494
Short-term operating lease liabilities	906	5,911
Current portion of deferred revenue	621	4,054
Other current liabilities	6,370	41,564		40,913
Total current liabilities	26,998	176,164		142,062
Non-current liabilities:
Non-current portion of deferred revenue	28	185
Long-term operating lease liabilities	620	4,048
Total non-current liabilities	1,713	11,182		2,158
TOTAL LIABILITIES	$ 28,711	187,346		144,220
Major VIEs
Current assets:
Cash and cash equivalents		20,178		13,136
Accounts receivable, net		9,803		6,834
Prepayments and other current assets		8,329		17,092
Amount due from the subsidiaries of the Group		73,036		11,197
Total current assets		111,346		48,259
Non-current assets:
Property, equipment and software, net		578		313
Operating lease right-of-use assets, net		2,003
Long-term investments		8,949		7,874
Total non-current assets		11,530		8,187
TOTAL ASSETS		122,876		56,446
Current liabilities:
Accounts payable		3,827		3,624
Advance from customers		4,649		2,677
Salary and welfare benefits payable		31,115		29,970
Other taxes payable		12,860		12,412
Short-term operating lease liabilities		1,025		0
Current portion of deferred revenue		4,054		0
Other current liabilities		8,795		800
Amount due to the subsidiaries of the Group		210,102		183,674
Total current liabilities		276,427		233,157
Non-current liabilities:
Non-current portion of deferred revenue		185		0
Long-term operating lease liabilities		978		0
Total non-current liabilities		1,163
TOTAL LIABILITIES		¥ 277,590		¥ 233,157